Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by TruGolf Holdings, Inc., a Nevada corporation (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on October 9, 2026 (the “Original Report”), as amended pursuant to its Current Report on Form 8-K/A, Amendment No. 1 filed with the SEC on October 28, 2026 (together with the Original Report, the “Prior Reports”), in connection with the consummation on October 8, 2026 of its acquisition of all of the issued and outstanding shares of Polymath Research Inc., a corporation incorporated under the federal laws of Canada (“Polymath”), pursuant to that certain acquisition agreement, dated August 17, 2026, as amended (the “Agreement”).
Document Period End Date	Nov. 06, 2026
Entity File Number	001-40970
Entity Registrant Name	TruGolf Holdings, Inc.
Entity Central Index Key	0001857086
Entity Tax Identification Number	85-3269086
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	60 North 1400, West
Entity Address, City or Town	Centerville
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84014
City Area Code	(801)
Local Phone Number	298-1997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TRUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false